Summary of Significant Accounting Policies -Allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Beginning balance	$ 1,387	$ 1,122	$ 1,055
Additions	703	1,208	449
Write-offs, net of recoveries	(996)	(943)	(382)
Ending balance	$ 1,094	$ 1,387	$ 1,122